Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Loss
15.	Accumulated other comprehensive loss

The movement of accumulated other comprehensive loss is as follows:

Foreign currency translation adjustments
$
Balance as of January 1, 2016	(103,620)
Other comprehensive loss	(594,912)
Balance as of December 31, 2016	(698,532)
Other comprehensive income	1,148,440
Balance as of December 31, 2017	449,908
Other comprehensive income	2,211,821
Balance as of December 31, 2018	2,661,729